UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07478

Name of Fund: BlackRock MuniVest Fund II, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer (principal executive officer), BlackRock MuniVest Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 882-0052

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments

BlackRock MuniVest Fund II, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                         Face
State                  Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 5.4%        $ 5,000   Huntsville, Alabama, Health Care Authority Revenue Bonds, Series B, 5.75%
                                due 6/01/2012 (j)                                                                        $    5,443
                        3,500   Prattville, Alabama, IDB, Environmental Improvement Revenue Bonds (International
                                Paper Company Projects), AMT, Series A, 4.75% due 12/01/2030                                  3,134
                        5,000   Selma, Alabama, IDB, Environmental Improvement Revenue Bonds (International Paper
                                Company Project), AMT, Series A, 4.75% due 12/01/2030                                         4,507
                        2,900   Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential Care
                                Facility Revenue Bonds (Capstone Village, Inc. Project), Series A, 5.875% due 8/01/2036       2,912
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Arizona - 2.5%            900   Coconino County, Arizona, Pollution Control Corporation Revenue Bonds (Arizona
                                Public Service Co.-Navajo Project), VRDN, AMT, Series A, 3.71% due 10/01/2029 (l)               900
                        1,000   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                Project 1), Series A, 6.75% due 7/01/2029                                                       991
                        2,315   Maricopa County, Arizona, Tempe Elementary Unified School District Number 3, GO,
                                Refunding, 7.50% due 7/01/2010 (d)                                                            2,546
                        1,985   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                Project), Series C, 6.75% due 7/01/2031                                                       2,085
                          435   Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter
                                Schools Project II), Series A, 6.75% due 7/01/2011 (j)                                          478
                          520   Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter
                                Schools Project II), Series A, 6.75% due 7/01/2021                                              549
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California - 15.4%      7,950   California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente),
                                Series A, 5.25% due 4/01/2039                                                                 8,093
                        3,505   California State, GO, 5.50% due 4/01/2014 (j)                                                 3,849
                            5   California State, GO, 5.50% due 4/01/2030                                                         5
                        9,200   California State, GO, Refunding, 5% due 6/01/2037                                             9,444
                        2,500   Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT,
                                Series B, 5% due 12/01/2027                                                                   2,544
                        5,010   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                Revenue Bonds, Series A-3, 7.875% due 6/01/2013 (j)                                           6,029
                       17,000   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                Revenue Refunding Bonds, Senior Series A-1, 5.125% due 6/01/2047                             15,844
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Colorado - 3.9%           175   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2,
                                7.50% due 4/01/2031                                                                             180
                        3,025   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                Series A, 7.35% due 9/01/2031                                                                 3,174
                          830   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                Series B, 7.45% due 9/01/2031                                                                   873
                        1,310   North Range Metropolitan District Number 1, Colorado, GO, 7.25% due 12/15/2011 (j)            1,463

Portfolio Abbreviations

To simplify the listings of BlackRock MuniVest Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT         Alternative Minimum Tax (subject to)
DRIVERS     Derivative Inverse Tax-Exempt Receipts
EDA         Economic Development Authority
GO          General Obligation Bonds
HDA         Housing Development Authority
HFA         Housing Finance Agency
IDA         Industrial Development Authority
IDB         Industrial Development Board
IDR         Industrial Development Revenue Bonds
M/F         Multi-Family
PCR         Pollution Control Revenue Bonds
RIB         Residual Interest Bonds
S/F         Single-Family
VRDN        Variable Rate Demand Notes

BlackRock MuniVest Fund II, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                         Face
State                  Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 3,300   Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                (Public Improvement Fees), 8% due 12/01/2025                                             $    3,610
                          820   Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                (Public Improvement Fees), 8.125% due 12/01/2025                                                823
                        1,000   Southlands Metropolitan District Number 1, Colorado, GO, 7% due 12/01/2014 (j)                1,186
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Connecticut - 1.2%      1,165   Connecticut State Development Authority, Airport Facility Revenue Bonds
                                (Learjet Inc. Project), AMT, 7.95% due 4/01/2026                                              1,372
                        2,000   Mohegan Tribe Indians Gaming Authority, Connecticut, Public Improvement Revenue
                                Refunding Bonds (Priority Distribution), 6.25% due 1/01/2031                                  2,101
-----------------------------------------------------------------------------------------------------------------------------------
Delaware - 0.3%         1,000   New Castle County, Delaware, PCR (General Motors Corporation Project), VRDN,
                                7% due 10/01/2008 (l)                                                                         1,000
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Florida - 7.0%          2,350   Fiddlers Creek, Florida, Community Development District Number 2, Special
                                Assessment Revenue Bonds, Series A, 6.375% due 5/01/2035                                      2,428
                          820   Fiddlers Creek, Florida, Community Development District Number 2, Special
                                Assessment Revenue Bonds, Series B, 5.75% due 5/01/2013                                         836
                        6,500   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                (Adventist Health System), Series C, 5.25% due 11/15/2036                                     6,571
                        4,000   Midtown Miami, Florida, Community Development District, Special Assessment
                                Revenue Bonds, Series A, 6.25% due 5/01/2037                                                  4,072
                        1,280   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                (Adventist Health System), 5.625% due 11/15/2012 (j)                                          1,394
                        1,135   Orlando, Florida, Urban Community Development District, Capital Improvement
                                Special Assessment Bonds, 6.25% due 5/01/2034                                                 1,197
                        1,000   Orlando, Florida, Urban Community Development District, Capital Improvement
                                Special Assessment Bonds, Series A, 6.95% due 5/01/2033                                       1,063
                        1,250   Palm Coast Park Community Development District, Florida, Special Assessment
                                Revenue Bonds, 5.70% due 5/01/2037                                                            1,258
                          900   Park Place Community Development District, Florida, Special Assessment
                                Revenue Bonds, 6.75% due 5/01/2032                                                              952
                          920   Preserve at Wilderness Lake, Florida, Community Development District, Capital
                                Improvement Bonds, Series A, 7.10% due 5/01/2033                                                997
                          100   Sarasota County, Florida, Public Hospital Board, Hospital Revenue Bonds
                                (Sarasota Memorial Hospital), VRDN, Series A, 3.74% due 7/01/2037 (b)(l)                        100
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 6.0%          2,000   Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90%
                                due 12/01/2024                                                                                2,184
                        1,225   Brunswick and Glynn County, Georgia, Development Authority, First Mortgage Revenue
                                Bonds (Coastal Community Retirement Corporation Project), Series A, 7.125%
                                due 1/01/2025                                                                                   970
                        1,075   Fulton County, Georgia, Development Authority, PCR (General Motors Corporation),
                                Refunding, VRDN, 7.50% due 4/01/2010 (l)                                                      1,074
                        2,000   Fulton County, Georgia, Residential Care Facilities, Revenue Refunding Bonds
                                (Canterbury Court Project), Series A, 6.125% due 2/15/2026                                    2,087
                          600   Gainesville, Georgia, Redevelopment Authority, Educational Facilities Revenue
                                Refunding Bonds (Riverside Military Academy), 5.125% due 3/01/2037                              585
                        5,620   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series W,
                                6.60% due 1/01/2018                                                                           6,396
                          380   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series W,
                                6.60% due 1/01/2018 (c)                                                                         429
                        1,250   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series X,
                                6.50% due 1/01/2020                                                                           1,445
                        1,350   Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds
                                (Georgia College and State University Foundation), 5.50% due 9/01/2014 (j)                    1,490
                        1,000   Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds
                                (Georgia College and State University Foundation), 5.625% due 9/01/2014 (j)                   1,111
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.0%              120   Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds,  AMT, Series E-2,
                                6.90% due 1/01/2027                                                                             123
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund II, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                         Face
State                  Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 8.2%       $   230   Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series C, 7% due 3/01/2032 (f)(g)    $      236
                          800   Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75% due 12/01/2032             856
                        1,000   Chicago, Illinois, Tax Allocation Bonds (Kingsbury Redevelopment Project),
                                Series A, 6.57% due 2/15/2013                                                                 1,023
                        2,800   Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids
                                Management LLC Project), AMT, 6% due 11/01/2023                                               2,869
                        1,000   Illinois Development Finance Authority Revenue Bonds (Community Rehabilitation
                                Providers Facilities), Series A, 6.50% due 7/01/2022                                          1,065
                          785   Illinois Development Finance Authority, Revenue Refunding Bonds (Community
                                Rehabilitation Providers Facilities), Series A, 6% due 7/01/2015                                797
                          415   Illinois HDA, Revenue Refunding Bonds (M/F Program), Series 5, 6.75% due 9/01/2023              419
                          500   Illinois State Finance Authority Revenue Bonds (Friendship Village of Schaumburg),
                                Series A, 5.625% due 2/15/2037                                                                  506
                        1,035   Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place Project),
                                Series A, 6% due 5/15/2037                                                                    1,084
                          365   McLean and Woodford Counties, Illinois, Community Unit School District Number 005,
                                GO, Refunding, 6.375% due 12/01/2016 (h)                                                        401
                        1,500   Regional Transportation Authority, Illinois, Revenue Bonds, Series A, 7.20%
                                due 11/01/2020 (b)                                                                            1,816
                        7,000   Regional Transportation Authority, Illinois, Revenue Bonds, Series A, 6.70%
                                due 11/01/2021 (d)                                                                            8,461
                        2,500   Regional Transportation Authority, Illinois, Revenue Bonds, Series C, 7.75%
                                due 6/01/2020 (d)                                                                             3,226
                        1,580   Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook Tax
                                Increment Financing (TIF) Redevelopment Project), 6% due 1/01/2025                            1,590
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 10.9%         8,245   Indiana Health and Educational Facilities Financing Authority, Hospital Revenue
                                Bonds (Clarian Health Obligation), Series A, 5.25% due 2/15/2040                              8,341
                        2,000   Indiana Health and Educational Facilities Financing Authority, Hospital Revenue Bonds
                                (Schneck Memorial Hospital Project), Series A, 5.25% due 2/15/2030                            2,036
                        5,545   Indiana State, HFA, S/F Mortgage Revenue Refunding Bonds, Series A,
                                6.80% due 1/01/2017 (e)                                                                       5,672
                        2,000   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A,
                                7.25% due 6/01/2015                                                                           2,288
                        3,775   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A,
                                6.80% due 12/01/2016                                                                          4,363
                        8,750   Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding Bonds,
                                Series D, 6.75% due 2/01/2014                                                                 9,743
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Kentucky - 4.0%        11,650   Louisville and Jefferson County, Kentucky, Metropolitan Government Health System,
                                Revenue Refunding Bonds (Norton Healthcare, Inc.), 5.25% due 10/01/2036                      11,750
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Louisiana - 7.5%        8,260   Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                                Missionaries of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036                  8,368
                       10,000   Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company Project),
                                6.50% due 1/01/2017                                                                          10,110
                        3,600   Sabine River Authority, Louisiana, Water Facilities Revenue Refunding Bonds
                                (International Paper Company), 6.20% due 2/01/2025                                            3,750
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 2.4%         1,500   Maryland State Community Development Administration, Department of Housing and
                                Community Development, Residential Revenue Refunding Bonds, AMT, Series D,
                                4.90% due 9/01/2042                                                                           1,444
                        2,000   Maryland State Energy Financing Administration, Solid Waste Disposal Revenue Bonds,
                                Limited Obligation (Wheelabrator Water Projects), AMT, 6.45% due 12/01/2016                   2,043
                        1,100   Maryland State Health and Higher Educational Facilities Authority Revenue Bonds
                                (King Farm Presbyterian Community), Series B, 5% due 1/01/2017                                1,094

BlackRock MuniVest Fund II, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                         Face
State                  Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 1,000   Maryland State Health and Higher Educational Facilities Authority Revenue Bonds
                                (University of Maryland Medical System), Series B, 7% due 7/01/2022 (d)                  $    1,264
                        1,220   Montgomery County, Maryland, Special Obligation, GO (West Germantown Development
                                District), Series A, 6.70% due 7/01/2027 (k)                                                  1,353
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Massachusetts - 4.1%    1,000   Massachusetts State College Building Authority, Project Revenue Refunding Bonds,
                                Senior-Series A, 7.50% due 5/01/2011                                                          1,125
                        2,000   Massachusetts State, HFA, Housing Revenue Bonds, AMT, Series A, 5.10% due 12/01/2027          2,021
                        2,000   Massachusetts State, HFA, Housing Revenue Refunding Bonds, AMT, Series D,
                                4.85% due 6/01/2040                                                                           1,905
                        6,000   Massachusetts State Water Resource Authority Revenue Bonds, Series A,
                                6.50% due 7/15/2019 (c)                                                                       6,993
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Michigan - 7.6%         3,100   Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
                                Medical Center), Series A, 6% due 7/01/2020 (a)                                               3,317
                        4,320   Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                                (Mount Clemens General Hospital), Series B, 5.875% due 11/15/2034                             4,481
                        1,500   Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                (Oakwood Obligated Group), Series A, 5% due 7/15/2025                                         1,513
                        5,000   Michigan State Hospital Finance Authority Revenue Bonds (Mid-Michigan Obligor Group),
                                Series A, 5% due 4/15/2036                                                                    4,962
                        1,650   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford
                                Health System), Series A, 5.25% due 11/15/2032                                                1,686
                        3,500   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford
                                Health System), Series A, 5% due 11/15/2038                                                   3,483
                        3,000   Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding Bonds
                                (Development Area Number 3), 6.375% due 6/01/2031                                             3,144
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Mississippi - 5.9%      5,850   Lowndes County, Mississippi, Solid Waste Disposal and PCR, Refunding
                                (Weyerhaeuser Company Project), Series A, 6.80% due 4/01/2022                                 6,818
                        7,200   Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System
                                Energy Resources Inc. Project), 5.875% due 4/01/2022                                          7,271
                        3,465   Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System
                                Energy Resources Inc. Project), 5.90% due 5/01/2022                                           3,498
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 0.0%            95   Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds
                                (Homeowner Loan), AMT, Series A, 7.50% due 3/01/2031 (g)                                         99
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Nebraska - 0.2%           325   Nebraska Investment Finance Authority, S/F Housing Revenue Bonds, AMT,
                                Series C, 6.30% due 9/01/2028 (f)(g)                                                            328
                          255   Nebraska Investment Finance Authority, S/F Housing Revenue Bonds, AMT,
                                Series D, 6.45% due 3/01/2028 (g)                                                               258
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Nevada - 0.2%             620   Clark County, Nevada, Improvement District Number 142, Special Assessment Bonds,
                                6.375% due 8/01/2023                                                                            642
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New Jersey - 6.0%       4,250   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                              4,413
                        2,435   New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                                Facility), Series A, 7.25% due 11/15/2011 (j)                                                 2,765
                        3,000   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                                Project), AMT, 6.25% due 9/15/2029                                                            3,086
                        1,680   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack Valley
                                Hospital Association), 6.625% due 7/01/2036                                                   1,344
                        3,285   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                                Bonds, 7% due 6/01/2013 (j)                                                                   3,804
                        2,500   Tobacco Settlement Financing Corporation of New Jersey, Revenue Refunding Bonds,
                                Series 1A, 5% due 6/01/2041                                                                   2,302
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New Mexico - 1.1%       3,160   Farmington, New Mexico, PCR, Refunding (Tucson Electric Power Company - San Juan
                                Project), Series A, 6.95% due 10/01/2020                                                      3,230
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund II, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                         Face
State                  Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
New York - 4.3%         $ 690   New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C,
                                6.80% due 6/01/2028                                                                      $      748
                          890   New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs
                                Facility Pooled Program), Series C-1, 6.50% due 7/01/2017                                       925
                        1,920   New York City, New York, City IDA, Special Facility Revenue Bonds (British
                                Airways Plc Project), AMT, 7.625% due 12/01/2032                                              2,100
                           40   New York City, New York, GO, Refunding, Series A, 6.375% due 5/15/2015 (d)                       43
                        3,160   New York City, New York, GO, Series F, 5.25% due 1/15/2033                                    3,295
                        1,500   New York State Dormitory Authority, Revenue Refunding Bonds, RIB, Series 305,
                                8.07% due 5/15/2015 (i)(m)(o)                                                                 1,707
                        1,000   Westchester County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                                Facilities Pooled Program), Series E-1, 6.50% due 7/01/2017                                   1,039
                        2,690   Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue
                                Bonds (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                               2,822
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North Carolina - 1.7%   1,675   Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing
                                Authority, Revenue Bonds (National Gypsum Company Project), AMT, 5.75% due 8/01/2035          1,730
                        1,750   North Carolina Capital Facilities Finance Agency, Exempt Facilities Revenue Bonds
                                (Republic Services Inc. Project), VRDN, AMT, 3.75% due 7/01/2034 (l)                          1,750
                        1,500   North Carolina Medical Care Commission, Retirement Facilities, First Mortgage Revenue
                                Bonds (Givens Estates Project), Series A, 6.375% due 7/01/2013 (j)                            1,698
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Oklahoma - 3.8%         5,000   Oklahoma State Development Finance Authority, Revenue Refunding Bonds (Saint John
                                Health System), 5% due 2/15/2037                                                              5,026
                        6,400   Oklahoma State Development Finance Authority, Revenue Refunding Bonds (Saint John
                                Health System), 5% due 2/15/2042                                                              6,400
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Pennsylvania - 5.1%     1,235   Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue Refunding
                                Bonds, 5.50% due 11/01/2016                                                                   1,297
                          880   Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's Choice
                                Inc.), Series A, 6.125% due 1/01/2025                                                           918
                          470   Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care
                                Project), 6.125% due 2/01/2028                                                                  490
                        1,090   Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care
                                Project), 6.25% due 2/01/2035                                                                 1,139
                        2,000   Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                                Bonds (National Gypsum Company), AMT, Series B, 6.125% due 11/01/2027                         2,066
                        1,250   Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (University
                                of Pennsylvania Medical Center Health System), Series A, 6% due 1/15/2031                     1,335
                        1,265   Philadelphia, Pennsylvania, Authority for IDR, Commercial Development,
                                7.75% due 12/01/2017                                                                          1,268
                        2,425   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                                Healthcare System), Series B, 5.85% due 12/01/2011 (j)
                                                                                                                              2,633
                        3,350   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                                Healthcare System), Series B, 7.125% due 12/01/2011 (j)                                       3,987
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Rhode Island - 0.4%     1,140   Rhode Island State Health and Educational Building Corporation, Hospital Financing
                                Revenue Bonds (Lifespan Obligation Group), 6.50% due 8/15/2012 (j)                            1,274
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 3.8%   1,200   Lexington County, South Carolina, Health Services District Inc., Hospital Revenue
                                Bonds (Lexington Medical Center), 5.50% due 5/01/2014 (j)                                     1,308
                        1,500   Lexington County, South Carolina, Health Services District Inc., Hospital Revenue
                                Refunding and Improvement Bonds, 5.50% due 11/01/2013 (j)                                     1,628
                        3,500   Lexington County, South Carolina, Health Services District Inc., Hospital Revenue
                                Refunding Bonds, 5% due 11/01/2032                                                            3,475
                        3,500   Lexington County, South Carolina, Health Services District Inc., Hospital Revenue
                                Refunding Bonds, 5% due 11/01/2036                                                            3,457

BlackRock MuniVest Fund II, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                         Face
State                  Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 1,230   Medical University Hospital Authority, South Carolina, Hospital Facilities
                                Revenue Refunding Bonds, 6.50% due 8/15/2012 (j)                                         $    1,379
                          165   South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds,
                                AMT, Series A, 6.70% due 7/01/2027                                                              169
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 2.9%        1,000   Johnson City, Tennessee, Health and Educational Facilities Board, Retirement
                                Facility Revenue Bonds (Appalachian Christian Village Project), Series A,
                                6% due 2/15/2024                                                                              1,007
                        4,000   McMinn County, Tennessee, IDB, Solid Waste Revenue Bonds (Recycling Facility-Calhoun
                                Newsprint), AMT, 7.40% due 12/01/2022                                                         4,051
                        3,175   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                Revenue Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (j)                       3,562
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 13.1%           6,110   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                First Tier, Series A, 6.70% due 1/01/2011 (j)                                                 6,659
                        1,500   Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project),
                                AMT, Series A, 7.70% due 4/01/2033                                                            1,680
                        1,810   Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc. Project),
                                Series B, 7.75% due 12/01/2018                                                                1,889
                        5,800   Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental Revenue
                                Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625% due 5/15/2033         6,182
                        4,180   Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental
                                Revenue Refunding Bonds (Dow Chemical Company Project), Series B-2, 4.95% due 5/15/2033       4,032
                        2,500   Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal Facility
                                Revenue Bonds (E. I. du Pont de Nemours and Company Project), AMT, 6.40% due 4/01/2026        2,528
                        3,440   Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                             3,577
                        3,060   Port Corpus Christi, Texas, Individual Development Corporation, Environmental Facilities
                                Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25% due 11/01/2031                3,128
                        2,500   Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project), AMT,
                                Series B, 6.70% due 11/01/2030                                                                2,681
                          800   Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project), Series A,
                                6.45% due 11/01/2030                                                                            844
                        2,020   Sabine River Authority, Texas, PCR, Refunding (TXU Electric Company Project/TXU Energy
                                Company LLC), Series C, 5.20% due 5/01/2028                                                   1,970
                        3,650   Tarrant County, Texas, Cultural Education Facilities Financing Corporation Revenue
                                Bonds (Texas Health Resources), Series B, 5% due 11/15/2042                                   3,644
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.7%         1,000   Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia Electric and Power
                                Company), Series B, 5.875% due 6/01/2017                                                      1,065
                        1,000   Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage Revenue Refunding
                                Bonds (Goodwin House, Inc.), 5.125% due 10/01/2042                                              984
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 3.0%         500   Energy Northwest, Washington, Electric Revenue Refunding Bonds, DRIVERS, Series 248,
                                7.535% due 7/01/2018 (i)(m)(o)                                                                  575
                        5,000   Washington State Public Power Supply System, Revenue Refunding Bonds (Nuclear Project
                                Number 1), Series B, 7.125% due 7/01/2016                                                     6,107
                        1,900   Washington State Public Power Supply System, Revenue Refunding Bonds (Nuclear Project
                                Number 3), Series B, 7.125% due 7/01/2016 (i)                                                 2,326
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.8%        2,215   Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                (SynergyHealth Inc.), 6% due 11/15/2032                                                       2,342
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin Islands -   6,000   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
2.2%                            Coker Project), AMT, 6.50% due 7/01/2021                                                      6,440
-----------------------------------------------------------------------------------------------------------------------------------
                                Total Municipal Bonds (Cost - $402,100) - 141.6%                                            420,732
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund II, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                         Face
State                  Amount   Municipal Bonds Held in Trust (n)                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 6.4%       $ 6,000   Chicago, Illinois, O'Hare International Airport, General Airport Revenue
                                Refunding Bonds, Third Lien, AMT, Series A, 5.75% due 1/01/2020 (i)                      $    6,326
                        4,200   Kane and De Kalb Counties, Illinois, Community Unit School District Number 302,
                                GO, 5.75% due 2/01/2014 (d)(j)                                                                4,642
                        1,000   Kane and De Kalb Counties, Illinois, Community Unit School District Number 302, GO,
                                5.75% due 2/01/2019 (d)                                                                       1,105
                        6,400   Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75% due 6/15/2023 (i)        6,899
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 3.5%   10,000   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                Series A, 5% due 8/15/2030 (h)                                                               10,402
-----------------------------------------------------------------------------------------------------------------------------------
New York - 6.4%         6,750   New York City, New York, City Transitional Finance Authority Revenue Bonds, Future
                                Tax Secured, Series B, 6.25% due 11/15/2018                                                   7,260
                        6,000   New York State Dormitory Authority, State University Educational Facilities, Revenue
                                Refunding Bonds, Series 1989, 6% due 5/15/2010 (i)(j)                                         6,415
                        5,000   New York State Dormitory Authority, State University Educational Facilities, Revenue
                                Refunding Bonds, Series 1989, 6% due 5/15/2010 (i)(j)                                         5,346
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 1.4%     4,000   Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds,
                                6% due 1/01/2018 (h)                                                                          4,191
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 6.6%           10,000   Harris County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                Bonds (School Health Care System), Series B, 5.75% due 7/01/2027 (c)                         11,624
                        7,500   San Antonio, Texas, Electric and Gas Revenue Bonds, Series A, 5.75% due 2/01/2010 (j)         7,851
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 5.6%       3,500   Energy Northwest, Washington, Electric Revenue Refunding Bonds (Columbia Generating
                                Station), Series A, 5.75%, due 7/01/2018 (i)                                                  3,763
                        2,250   Energy Northwest, Washington, Electric Revenue Refunding Bonds (Columbia Generating
                                Station), Series B, 6% due 7/01/2018 (b)                                                      2,444
                       10,000   Washington State, Various Purpose, GO, Series B, 6% due 1/01/2010 (h)(j)                     10,508
-----------------------------------------------------------------------------------------------------------------------------------
                                Total Municipal Bonds Held in Trust (Cost - $85,988) - 29.9%                                 88,776
-----------------------------------------------------------------------------------------------------------------------------------
                                Total Investments (Cost - $488,088*)  - 171.5%                                              509,508
                                Other Assets Less Liabilities - 1.5%                                                          4,568
                                Liability for Trust Certificates, Including Interest Expense Payable - (14.0%)              (41,645)
                                Preferred Stock, at Redemption Value - (59.0%)                                             (175,265)
                                                                                                                         ----------
                                Net Assets Applicable to Common Stock - 100.0%                                           $  297,166
                                                                                                                         ==========

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 448,809
                                                                      =========
      Gross unrealized appreciation                                   $  23,663
      Gross unrealized depreciation                                      (4,264)
                                                                      ---------
      Net unrealized appreciation                                     $  19,399
                                                                      =========

(a)   ACA Insured.
(b)   AMBAC Insured.
(c)   Escrowed to maturity.
(d)   FGIC Insured.
(e)   FHA Insured.
(f)   FHLMC Collateralized.
(g)   FNMA/GNMA Collateralized.

BlackRock MuniVest Fund II, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

(h)   FSA Insured.
(i)   MBIA Insured.
(j)   Prerefunded.
(k)   Radian Insured.
(l) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(m) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(n) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(o) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
o Forward interest rate swaps outstanding as of July 31, 2007 were as follows:

      -------------------------------------------------------------------------------------------------------------
                                                                                        Notional        Unrealized
                                                                                         Amount        Depreciation
      -------------------------------------------------------------------------------------------------------------
      Pay a fixed rate of 3.911% and receive a floating rate based on
      1-Week Bond Market Association rate

         Broker, JPMorgan Chase
         Expires September 2017                                                     $     6,000         $ (3,444)

      Pay a fixed rate of 4.0025% and receive a floating rate based on 1-Week Bond Market Association rate

         Broker, Goldman Sachs
         Expires October 2017                                                       $     6,000          (42,054)

      Pay a fixed rate of 4.085% and receive a floating rate based on 1-Week Bond Market Association rate

         Broker, JPMorgan Chase
         Expires October 2017                                                       $    11,500          (153,974)
      -----------------------------------------------------------------------------------------------------------
      Total                                                                                             $(199,472)
                                                                                                        =========

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund II, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniVest Fund II, Inc.

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniVest Fund II, Inc.

              Date: September 20, 2007


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniVest Fund II, Inc.

Date: September 20, 2007